Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Service revenues	₱ 151,165	₱ 157,210	₱ 162,930
Non-service revenues	8,761	8,052	8,173
Total revenues	159,926	165,262	171,103
Wireless [Member]
Disclosure of operating segments [Line Items]
Service revenues	87,351	99,115	109,188
Total revenues	92,534	103,447	113,985
Wireless [Member] | Mobile [member]
Disclosure of operating segments [Line Items]
Service revenues	83,166	95,066	104,175
Wireless [Member] | Home broadband [member]
Disclosure of operating segments [Line Items]
Service revenues	2,547	2,758	3,016
Wireless [Member] | Digital platforms and mobile financial services [member]
Disclosure of operating segments [Line Items]
Service revenues	1,223	709	1,048
Wireless [Member] | MVNO and others [member]
Disclosure of operating segments [Line Items]
Service revenues	415	582	949
Wireless [Member] | Sale of cellular handsets, cellular SIM-packs and broadband data modems [member]
Disclosure of operating segments [Line Items]
Non-service revenues	5,183	4,332	4,797
Fixed Line [Member]
Disclosure of operating segments [Line Items]
Service revenues	63,811	58,086	53,742
Non-service revenues	3,578	3,720	3,376
Total revenues	67,389	61,806	57,118
Fixed Line [Member] | Voice [member]
Disclosure of operating segments [Line Items]
Service revenues	25,296	25,502	25,799
Fixed Line [Member] | Data [member]
Disclosure of operating segments [Line Items]
Service revenues	37,445	31,727	27,170
Fixed Line [Member] | Miscellaneous [member]
Disclosure of operating segments [Line Items]
Service revenues	1,070	857	773
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure of operating segments [Line Items]
Non-service revenues	2,706	2,907	2,690
Fixed Line [Member] | Point-product-sales [member]
Disclosure of operating segments [Line Items]
Non-service revenues	872	813	₱ 686
Others [Member]
Disclosure of operating segments [Line Items]
Service revenues	₱ 3	₱ 9